UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

James Ndiaye

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2269

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2011

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (C) — 93.3%

CAYMAN ISLANDS — 93.3%
Aberdeen Loan Funding, Ser 2008-1A, Cl B
1.954%, 11/01/18 (A)(B)	$4,500,000	$3,825,000
ACAS Business Loan Trust, Ser 2004-1A, Cl C
1.274%, 10/25/17 (A)(B)	6,000,000	5,400,000
ACAS Business Loan Trust, Ser 2005-1A
0.524%, 07/25/19 (A)(B)	4,072,461	3,950,288
ACAS Business Loan Trust, Ser 2006-1A
0.541%, 11/27/19 (A)(B)	4,016,191	3,908,256
ACAS Business Loan Trust, Ser 2007-1A
1.164%, 08/16/19 (A)(B)	3,032,004	2,535,987
ACAS Business Loan Trust, Ser 2007-1A, Cl A
0.454%, 08/16/19 (A)(B)	1,515,093	1,454,489
ACAS Business Loan Trust, Ser 2007-2A, Cl B
1.314%, 11/18/19 (A)(B)	6,509,847	5,468,271
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.714%, 11/18/19 (A)(B)	4,265,257	4,137,300
ACAS CLO, Ser 2007-1A, Cl A1J
0.584%, 04/20/21 (A)(B)	12,067,000	9,894,940
Brentwood CLO, Ser 2006-1A, Cl A2
0.684%, 02/01/22 (A)(B)	1,500,000	1,110,000
CapitalSource Commercial Loan Trust, Ser 2006-1A
0.763%, 08/22/16 (A)(B)	1,633,931	1,556,319
CapitalSource Commercial Loan Trust, Ser 2007-1A, Cl A
0.343%, 03/20/17 (A)(B)	2,319,960	2,296,761
CIFC Funding, Ser 2007-1A, Cl A3L
1.062%, 05/10/21 (A)(B)	2,800,000	2,205,000
CIFC Funding, Ser 2007-2A, Cl B
1.028%, 04/15/21 (A)(B)	5,000,000	3,450,000
CIFC Funding, Ser 2007-3A, Cl B
1.523%, 07/26/21 (A)(B)	12,000,000	8,942,400
CIT CLO, Ser 2007-1A, Cl E
5.309%, 06/20/21 (A)	1,263,000	858,840

Description	Par Value	Fair Value

CIT CLO, Ser 2007-1A, Cl D
2.309%, 06/20/21 (A)(B)	$3,000,000	$2,100,000
COLTS Trust, Ser 2005-2A, Cl C
1.159%, 12/20/18 (A)(B)	11,000,000	9,240,000
COLTS Trust, Ser 2007-1A, Cl A
0.539%, 03/20/21 (A)(B)	4,787,049	4,451,956
DFR Middle Market CLO, Ser 2007-1A, Cl C
2.574%, 07/20/19 (A)(B)	7,000,000	5,600,000
Duane Street CLO V, Ser 2007-5A, Cl SN
N/A%, 10/14/21 (B)	2,500,000	1,250,000
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.174%, 04/23/21 (A)(B)	18,438,000	13,551,930
FM Leveraged Capital Fund, Ser 2006-2A, Cl D
1.913%, 11/15/20 (A)(B)	15,996,000	10,957,260
FM Leveraged Capital Fund, Ser 2006-2A, Cl B
0.783%, 11/15/20 (A)(B)	2,340,000	1,989,000
Franklin CLO IV
N/A%, 09/20/15	2,000,000	440,000
Fraser Sullivan CLO, Ser 2011-5A
N/A%, 02/23/21 (B)	5,000,000	5,000,000
Freidbergmilstein Private Capital Fund
N/A%, 01/15/19 (A)	1,000,000	15,000
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl C1
3.950%, 01/15/19 (A)(B)	2,000,000	1,501,875
Friedbergmilstein Private Capital Fund, Ser 2004-1A, Cl B2
5.409%, 01/15/19 (B)	2,000,000	1,840,000

1

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2011

Description	Par Value	Fair Value

Gleneagles CLO, Ser 2005-1A
1.204%, 11/01/17 (A)(B)	$19,000,000	$13,300,000
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
0.874%, 12/20/18 (A)(B)	23,500,000	18,710,700
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.274%, 12/20/18 (A)(B)	28,860,000	21,067,800
Grayson CLO, Ser 2006-1A, Cl A1B
0.664%, 11/01/21 (A)(B)	35,922,000	27,300,720
GSC Partners CDO Fund, Ser 2006-7A, Cl B
0.862%, 05/25/20 (A)(B)	2,000,000	1,700,000
GSC Partners CDO Fund, Ser 2006-7A, Cl C
1.312%, 05/25/20 (A)(B)	13,000,000	10,448,750
GSC Partners CDO Fund, Ser 2007-8A, Cl B
1.026%, 04/17/21 (A)(B)	5,000,000	3,527,700
Jasper CLO, Ser 2005-1A, Cl B
0.884%, 08/01/17 (A)(B)	5,000,000	3,712,500
Jasper CLO, Ser 2005-1A, Cl C
1.204%, 08/01/17 (A)(B)	500,000	342,100
Jasper CLO, Ser 2005-1A, Cl A
0.574%, 08/01/17 (A)(B)	3,226,296	2,992,389
LCM, Ser 2010-8A
N/A%, 01/14/21 (B)	2,000,000	1,800,000
MC Funding CLO, Ser 2006-1A, Cl C
1.259%, 12/20/20 (A)(B)	15,000,000	11,625,000
MC Funding, Ser 2006-1A, Cl E
4.059%, 12/20/20 (A)(B)	12,760,000	9,314,800
Newstar Trust, Ser 2007-1A, Cl A1
0.551%, 09/30/22 (A)(B)	7,967,357	7,210,458
Ocean Trails CLO, Ser 2007-2A, Cl A2
0.643%, 06/27/22 (A)(B)	500,000	405,000
Red River CLO, Ser 2006-1A, Cl B
0.754%, 07/27/18 (A)(B)	5,000,000	3,750,000

Description	Par Value	Fair Value

Rockwall CDO, Ser 2006-1A, Cl A1LA
0.604%, 08/01/21 (A)(B)	$6,093,163	$5,331,518
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.804%, 08/01/21 (A)(B)	8,250,000	6,352,500
Rockwall CDO, Ser 2006-1A, Cl A2L
0.954%, 08/01/21 (A)(B)	8,724,000	6,194,040
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.554%, 08/01/24 (A)(B)	5,805,343	4,963,568
Rockwall CDO, Ser 2007-1A, Cl A1LB
0.854%, 08/01/24 (A)(B)	12,000,000	8,640,000
Sargas CLO II, Ser 2006-1A, Cl C
0.874%, 10/20/18 (A)(B)	857,103	728,537
Sargas CLO II, Ser 2006-1A, Cl E
4.274%, 10/20/18 (A)	4,006,954	3,325,772
Sargas CLO II, Ser 2006-1A
N/A%, 10/20/18 (B)	2,834,402	864,493
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.804%, 01/29/20 (A)(B)	4,132,838	3,719,554
Telos CLO, Ser 2006-1A, Cl D
1.990%, 10/11/21 (A)(B)	8,000,000	5,680,000
Telos CLO, Ser 2007-2A, Cl D
2.478%, 04/15/22 (A)(B)	12,000,000	8,040,000
Westwood CDO, Ser 2007-2A, Cl C
0.974%, 04/25/22 (A)(B)	2,901,000	2,103,225
Zohar CDO, Ser 2007-3A, Cl A2
0.859%, 04/15/19 (A)(B)	10,000,000	6,500,000

		318,581,996

Total Asset-Backed Securities (Cost $252,577,914)		318,581,996

2

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2011

Description	Shares	Fair Value

HEDGE FUNDS (C) — 6.0%

CAYMAN ISLANDS — 6.0%
Ares Enhanced Credit Opportunities, L.P. (D) (H)	9,000,000	$10,948,815
Goldentree Credit Opportunities, L.P. (D) (I)	7,500,000	9,477,697
Highland Financial Partners, L.P. (A) (G) (I)	1,500,000	—

		20,426,512

Total Hedge Funds (Cost $24,000,000)		20,426,512

MONEY MARKET FUND — 0.2%

UNITED STATES — 0.2%
SEI Daily Income Trust Prime Obligation Fund, Cl A, 0.080% (E) (F)	781,479	781,479

Total Money Market Fund (Cost $781,479)		781,479

Total Investments — 99.5% (Cost $277,359,393) (J)		$339,789,987

The following restricted securities were held by the Fund as of March 31, 2011:

	Acquisition Date	Cost	Fair Value	% of Partners’ Capital	First Available Redemption Date	Liquidity Frequency
Ares Enhanced Credit Opportunities, L.P.	5/1/2008	$9,000,000	$10,948,815	3.2%	6/30/2011	Quarterly
Goldentree Credit Opportunities, L.P.	12/4/2007	7,500,000	9,477,697	2.8%	12/31/2010	Semi-Annual
Highland Financial Partners, L.P.	6/11/2008	7,500,000	—	0.0%	N/A - Fund in liquidation	N/A - Fund in liquidation

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Variable rate security. The rate reported is the rate in effect as of March 31, 2011.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2011 was $339,008,508 and represented 99.3% of Partners’ Capital.

(D)	Security considered restricted. The total market value of such securities as of March 31, 2011 was $20,426,512 and represented 6.0% of Partners’ Capital.

(E)	Rate shown is the 7-day effective yield as of March 31, 2011.

(F)	Investment in affiliated security.

(G)	Hedge Fund is in liquidation. Distributions from the Hedge Fund in liquidation may be received at anytime, subject to the discretion of the Hedge Fund.

3

Schedule of Investments (Unaudited)

SEI Structured Credit Fund, L.P.

March 31, 2011

(H)	The selected class of Hedge Fund is still in its initial lock – up period. The frequency of redemptions may be extended until the Hedge Fund exits this period.

(I)	Non–income producing security.

(J)	The aggregate cost of investments for tax purposes was $277,359,393. Net unrealized appreciation on investments for tax purposes was $62,430,594 consisting of $71,979,296 of gross unrealized appreciation and $(9,548,702) of gross unrealized depreciation.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$318,581,996	$318,581,996
Hedge Funds	—	9,477,697	10,948,815	20,426,512
Money Market Fund	781,479	—	—	781,479

Total Investments in Securities	$781,479	$9,477,697	$329,530,811	$339,789,987

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities		Hedge Funds
Beginning balance as of January 1, 2010	$307,509,437		$10,398,213
Accrued discounts/premiums	397,435		—
Realized gain/(loss)	19,786,302		—
Change in unrealized appreciation/(depreciation)	7,054,639		550,602
Net purchases/sales	(23,153,761)		—
Net transfer in and/or out of Level 3	6,987,943	*	—

Ending balance as of March 31, 2011	$318,581,996		$10,948,815

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$16,029,429		$550,602

*	Represents a transfer from Level 2 to Level 3 due to a change in liquidity terms for the underlying Hedge Fund.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—”are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

4

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Structured Credit Fund, LP

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President

Date: May 27, 2011

By (Signature and Title)	/s/ PETER RODRIGUEZ
Peter Rodriguez, Treasurer

Date: May 27, 2011